Share-based payments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based payments
Share-based payments
22.	Share-based payments

Nexters Long-Term Incentive Plan

In 2016 we adopted a Long-Term Incentive Plan (“LTIP”). Under this LTIP key employees of the Group and key employees of the Group’s service provider (“non-employees”) received remuneration in the form of share options, whereby they render services as consideration for equity instruments. Within current LTIP several tranches of share-based options for Class A shares and Class B shares were issued:

Class of		No. of options
shares	Grant Date	granted	Vesting period	Vesting conditions
Class A	10.01.2016	1,100	2016 - 2019	Service condition
Class B	01.01.2019	660	2019	Service condition
Class B complex vesting	01.01.2019	1,300	2027	Service condition, performance non-market condition
Complex conditional upon listing	18.11.2020	—*	2021	Service condition, performance non-market condition
Total share options granted as at June 30, 2021		3,060	—	—
*	Options granted refer to new entity shares after the proposed transaction and are not considered in the amounts in the table above (max. amount 100,000 options)

We recorded share-based payments expense in general and administrative expenses and game operation cost of our interim condensed consolidated statement of profit or loss and other comprehensive income. The table below summarized the share-based payments expense within three and six months ended June 30, 2021 and 2020:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Class B complex vesting	—	24	—	12
Complex conditional upon listing	705	—	315	—
Total recorded expenses	705	24	315	12
therein recognized:
within Game operation cost	—	12	—	6
within General and administrative expenses	705	12	315	6

In relation to the share-based payment expense for six months ended June 30, 2020 we recognized the increase in Other reserves of 24 as it corresponds to the equity settled portion of the share options and 306 in liabilities as it corresponds to the dividends protection feature of the share options.

In relation to the share-based payment expense for six months ended June 30, 2021 we recognized the increase in Other reserves of 73 as it corresponds to the equity settled portion of the share options and 632 in liabilities as it corresponds to non-share-based cash alternative and 254 in liabilities as it corresponds to the dividends protection feature of the share options.

Class B complex vesting (performance-based awards)

Under the current LTIP Class B share options were granted to one employee and one non-employee on January 1, 2019 with a service condition and a special performance-based non-market vesting condition (net income thresholds per management accounts). The contractual term of the options is 10 years. We estimate the fair value of granted awards using a Monte Carlo Simulation method, which takes into account assumptions such as the expected volatility, the risk-free interest rate based on the contractual term of the award and expected dividend yield.

The options were accounted for in the current year according to a vesting period and the assessment of performance conditions achievement. For the purposes of the valuation each performance condition threshold is treated as a separate option with a separate valuation of the vesting period. Based on the evaluation at the grant date the respective options that have nil FV and are not projected as to be reachable we consider it unlikely that these options will vest.

The following table presents fair value per one option and related parameters used to estimate the fair value of our options at the grant date:

January 1, 2019
Evaluation date (grant date)
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options	1,157.20

*— applied to the result of fair value estimation

The table below summarizes the expenses recognized in relation to the above-mentioned options:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Expenses in relation to fulfilled condition	—	24	—	12
Total recorded expenses	—	24	—	12

Complex conditional upon listing

Under the current LTIP share options in the entity surviving the proposed transaction as described in Note 24 were granted to one employee on November 18, 2020 with a service condition and a series of special performance-based non-market vesting conditions related to the listing. The contractual term of the options is 2 years. Since the agreement contains a clause that grants an employee the discretion of receiving cash consideration or options we treat the following agreement as a compound financial instrument that includes both a liability and an equity component.

We estimate the fair value of cash consideration first and estimate the fair value of the equity component consequently. The fair value of cash consideration is estimated as nominal value of related cash payments at assumed vesting date. We estimate the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted and accounted for in the current year.

The following table presents fair value per one option and related assumptions used to estimate the fair value of equity component of our options at the grant date:

	November 18,	November 18,
	2020	2020
Evaluation date (grant date)
Vesting period	12m	8m
Market price, $	9.91	9.91
Strike price, $	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	N/A	N/A
FV of option, $	1.34	1.11

The options were accounted for in current year according to the vesting period and the assessment of performance conditions achievement. For the purposes of the valuation each performance condition threshold is treated as a separate option with a separate valuation of vesting period. The table below summarizes the expenses recognized in relation to the abovementioned options:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Expenses in relation to yet unfulfilled performance conditions	705	—	315	—
Total recorded expenses	705	—	315	—

27. Share-based payments

Nexters Long-Term Incentive Plan

In 2016 we adopted a Long-Term Incentive Plan (“LTIP”). Under this LTIP key employees of the Group and key employees of the Group’s service provider (“non-employees”) received remuneration in the form of share options, whereby they render services as consideration for equity instruments. Within current LTIP several tranches of share-based options for Class A shares and Class B shares were issued:

			Vesting	Vesting
Class of shares	Grant Date	No. of options granted	period	conditions
Class A	10.01.2016	1,100	2016 – 2019	Service condition
Class B	01.01.2019	660	2019	Service condition
Class B complex vesting	01.01.2019	1,300	2027	Service condition, performance non-market condition
Complex conditional upon listing	18.11.2020	—*	2021	Service condition, performance non-market condition
Total share options granted as at December 31, 2020		3,060	—	—
*	Options granted refer to new entity shares after the proposed transaction and are not considered in the amounts in the table above (max. amount 100,000 options)

We recorded share-based payments expense in general and administrative expenses and game operating cost of our consolidated statement of profit or loss and other comprehensive income. The table below summarized the share-based payments expense within the years ended December 31, 2020 and 2019:

	2020	2019
Class A	—	20
Class B	—	3,704
Class B complex vesting	169	919
Complex vesting conditional upon listing	130	—
Total recorded expenses	299	4,643
therein recognized:
within Game operating cost	85	4,163
within General and administrative expenses	214	480

In relation to the share based payment expense in 2019 we recognized the increase in Other reserves of 4,594 as it corresponds to the equity settled portion of the share options and 49 in liabilities as it corresponds to the dividends protection feature of the share options.

27. Share-based payments (continued)

In relation to the share based payment expense in 2020 we recognized the increase in Other reserves of 183 as it corresponds to the equity settled portion of the share options and 1,553 in liabilities as it corresponds to the dividends protection feature of the share options.

As at December 31, 2020 and 2019 all options with single service condition were fully vested, outstanding share-based options are presented by performance-based Class B options only. The forfeiture rate used for vesting expense calculation in 2020 and 2019 is nil and is based on historical data and current expectations but other forfeiture patterns may occur in future.

Class A share-based payments

Under current LTIP Class A share options were granted to employees and non-employees in October 2016 with a single service condition and expected vesting periods of up to four years, depending on individual agreements with such employees. The movement of the share options, related fair values (“FV”) at grant dates and actual vesting are displayed below:

Total FV of
	Number of	options* at
	options	grant date
Outstanding as at December 31, 2015	—	—
Granted	1,100	1,613
Vested	200	299
Forfeited	—	—
Outstanding as at December 31, 2016	900	1,314
Granted	—	—
Vested	840	1,234
Forfeited	—	—
Outstanding as at December 31, 2017	60	80
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding as at December 31, 2018	60	80
Granted	—	—
Vested	60	80
Forfeited	—	—
Outstanding as at December 31, 2019	—	—
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding as at December 31, 2020	—	—
*	Total fair value of options vested; for valuation technique please refer to the section below.

The fair value of options was estimated at the grant date using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted and accounted for proportionally to the vesting period in the previous and current year.

27. Share-based payments (continued)

The following table presents fair value per one option and related assumptions used to estimate the fair value of our options at the grant date:

	Vesting date (year ended December 31)
	2019	2018	2017	2016
Expected term, in years	3.1	—	0.6	0.1
Expected volatility	45.0%	—	38.6%	35.1%
Risk free interest rate	1.5%	—	1.1%	0.7%
Dividend yield*	3.6%	—	3.6%	3.6%
FV at grant date per option	US$1,341	—	US$1,469	US$1,495
Discount for Lack of Marketability	7.8%	—	7.8%	7.8%
*	— adjusted for discount for lack of marketability

Class B share-based payments

Under current LTIP Class B share options were granted to non-employees on January 1, 2019 with a single service condition and one-year vesting period. The movement of the share options and actual vesting are displayed below:

Total FV of
	Number of	options* at
	options	grant date
Outstanding as at December 31, 2018	—	—
Granted	660	3,704
Vested	660	3,704
Forfeited	—	—
Outstanding as at December 31, 2019	—	—
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding as at December 31, 2020	—	—
*	Total fair value of options vested; for valuation technique please refer to the section below.

The fair values of options was evaluated at the grant date using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted and accounted for in the current year. The following table presents fair value per one option and related assumptions used to estimate the fair value of our options at the grant date:

2019
Expected term, in years	1.0
Expected volatility	39.3%
Risk free interest rate	2.6%
Dividend yield*	7.7%
FV at grant date per option	US$5,612
Discount for Lack of Marketability	8.4%
*	— adjusted for discount for lack of marketability

27. Share-based payments (continued)

Class B complex vesting (performance-based awards)

Under current LTIP Class B share options were granted to one employee and one non-employee on January 1, 2019 with a service condition and a special performance-based non-market vesting condition (net income thresholds). The contractual term of the options is 10 years. We estimate the fair value of granted awards using a Monte Carlo Simulation method, which takes into account assumptions such as the expected volatility, the risk-free interest rate based on the contractual term of the award and expected dividend yield.

The options were accounted for in current year according to vesting period and assessment of performance conditions achievement. For the purposes of the valuation each performance condition threshold is treated as a separate option with a separate valuation of vesting period. Based on the evaluation at the grant date the respective options that have nil FV and are not projected as to be reachable we consider it unlikely that these options will vest.

The following table presents fair value per one option and related parameters used to estimate the fair value of our options at the grant date:

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options	1,157.20
*	— applied to the result of fair value estimation

Based on the Group’s performance assessment in the years ended December 31, 2020 and 2019 several performance conditions were fulfilled, resulting in accelerated vesting for the related parts of the option scheme. The table below summarizes the expenses recognized in relation to the abovementioned options:

	2020	2019
Expenses in relation to fulfilled condition	169	860
Expenses in relation to yet unfulfilled performance conditions	—	59
Total recorded expenses	169	919

Complex vesting conditional upon listing

Under current LTIP share options in the entity surviving the proposed transaction as described in Note 29 were granted to one employee on November 18, 2020 with a service condition and a series of special performance-based non-market vesting conditions related to the listing. The contractual term of the options is 2 years. Since the agreement contains a clause that grants an employee a discretion of receiving cash consideration or options we treat the following agreement as a compound financial instrument that includes both a liability and an equity component.

27. Share-based payments (continued)

We estimate the fair value of cash consideration first and estimate the fair value of equity component consequently. The fair value of cash consideration is estimated as nominal value of related cash payments at assumed vesting date. We estimate the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted and accounted for in the current year. The following table presents fair value per one option and related assumptions used to estimate the fair value of equity component of our options at the grant date:

	November 18,	November 18,
Evaluation date (grant date)	2020	2020
Vesting period	12m	8m
Market price, $	9.91	9.91
Strike price, $	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	N/A	N/A
FV of option, $	1.34	1.11

The options were accounted for in current year according to vesting period and assessment of performance conditions achievement. For the purposes of the valuation each performance condition threshold is treated as a separate option with a separate valuation of vesting period. The table below summarizes the expenses recognized in relation to the abovementioned options:

	2020	2019
Expenses in relation to yet unfulfilled performance conditions	130	—
Total recorded expenses	130	—